Critical accounting estimates and assumptions	12 Months Ended
Dec. 31, 2025
Critical accounting estimates and assumptions
Critical accounting estimates and assumptions

5.Critical accounting estimates and assumptions

When preparing the consolidated financial statements, judgments, estimates and assumptions are made that affect the carrying amount of certain assets, liabilities, revenues and expenses. These include the going concern assessment, uncertain tax position, the recoverable cash advances, the capitalization of research and development expenses and related impairment testings, the share-based payment transactions, the finance agreement with the European Investment Bank (“EIB”), the convertible bond agreement, provision for constructive obligations, revenue and expected credit loss. These judgments, estimates and assumptions have been reviewed for each year and are reviewed on a regular basis, taking into consideration past experience and other factors deemed relevant under the then prevailing economic conditions. Changes in such conditions might accordingly result in different estimates in the Company’s future consolidated financial statements.

5.1.Critical judgments

Going concern

The Company has operated with deficits and sustained negative cash flows since its inception as a result of the significant research and development expenses incurred for the development and regulatory approval of the Genio device. As at December 31, 2025, the Company’s statement of financial position includes an accumulated loss of €306.0 million and total assets of €118.5 million. Current assets as of December 31, 2025, total €61.2 million, comprising €30.0 million in available cash and cash equivalents, and €18.0 million in marketable securities, primarily derived from previous public offerings. The Company expects to continue to incur operating losses and generate negative cash flows from operating activities, primarily due to continued investments supporting the U.S. commercial launch and the completion of its clinical trials, which are expected to be only partially offset by the Company’s revenue generating activities. U.S. revenue generation began in the third quarter of 2025, following FDA marketing approval of the Genio system on August 8, 2025, which enabled the commercial launch in the United States. In November 2025, the Company raised additional capital via a €22 million equity raise and a €45 million convertible bond financing, of which the first tranche of €22.5 million was received. The second tranche of €22.5 million is expected to be available seven months post-closing subject to certain conditions (see also note 18).

To meet the Company’s future capital needs, management will continue to explore additional financing options, including the public or private issuance of equity and debt financing, as well as other funding alternatives. Additional funds remain pivotal to support the launch of the Genio product in the U.S. and the ongoing progression of research and development projects. Taking into account the November 2025 capital increases and the issuance of the first tranche bonds, the second tranche under the Company’s existing credit facility with the European Investment Bank (for which the possibility to draw depends on a revenue milestone that the Company expects to meet in the first half of 2026), is expected to extend the Company’s cash runway into the third quarter of 2026. If, in addition, the second tranche bonds are issued, the Company’s cash runway is expected to be extended by two quarters, into the first quarter of 2027.

This raises significant doubt in respect of going concern as the current funds are not sufficient to cover a period of 12 months as from the date these financials are authorized for issuance.

Notwithstanding the above, the Board of Directors has decided that the application of the valuation rules in the assumption of a “going concern” is justified.

The consolidated financial statements have therefore been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

Uncertain tax position

The tax laws applicable to the Company are complex and are subject to changes in tax landscapes, new laws, guidance, and rulings issued by the tax authorities. The Company may need to make a significant judgment whether certain tax positions taken in the tax filings are uncertain and whether it is probable that those tax positions may be challenged by the tax authorities in case of a tax audit. In making this judgment, the Company considers also third-party tax advice it has obtained.

When measuring the tax liability for uncertain tax positions, the Company need to assess the likelihood that the tax position will be challenged and determine the most likely amount (or expected value amount) that may have to be paid when the tax position is not accepted, considering any penalties and late interests payable.

5.2.Critical accounting estimates and assumptions

Recoverable cash advances

The Company benefits from recoverable cash advances granted by the Walloon Region. These are in substance financial liabilities of the Company towards the Region. The determination of the amount of the financial liability is subject to a high degree of subjectivity and requires the Company to make estimates of the future sales it will derive in the future from the products that benefited from the support of the Region.

Based on these estimates, it may be concluded that the amount of the cash advance that the Company has received from the Region exceeds the amount of the financial liability estimated by the Company. In such a situation, the difference is considered as a government grant. Subsequent re-estimation of the timing of the cash outflows of the financial liability is accounted for in profit and loss.

At each closing date, the financial liability is measured at amortized cost. When the contractual cash flows estimated by management are changed, the entity recalculates the gross carrying amount of the financial liability as the present value of the modified cash flows discounted at the original effective interest rate. The fixed part to be reimbursed has been discounted with a discount rate of 5.0% and the variable part (based on sales forecasts) with a discount rate of 12.5%. Refer also to note 18.1. When changing the estimated contractual cash flows, the Company reviews if there are indicators, either positive or negative, influencing the estimation of the timing and level of the future sales of the products benefiting from the support of the Walloon Region

Development expenses capitalized and related impairment testing

The Company capitalizes costs for product development projects. Initial capitalization of costs is based on management’s judgement that technological and economic feasibility is confirmed, usually when a product development project has reached a defined milestone according to an established project management model.

At December 31, 2019, for the first time the Company capitalized amount of development costs for the first generation of the Genio System. This amount includes costs related to the development of the Genio System which received CE Mark approval in March 2019 and related improvements. Therefore, the Company is of the opinion that, from March 2019, development expenditures do meet capitalization criteria. The Company uses an estimate for certain research and development expenses related to the Genio System and related improvements to determine the amount to be capitalized or recorded as an expense. Accordingly, the costs incurred for the first generation of the Genio System have been recognized as development assets for a total amount of €11.4 million. No additional costs have been capitalized since July 2020. In addition, the Company started capitalizing the development costs for the improved second generation of the Genio System and additional clinical studies as from July 2020. The total capitalized cost for the improved second generation and the additional clinical studies amounts to €43.9 million as of December 31, 2025 (2024: €42.0 million). See note 8.

The development expenses capitalized have to be tested annually for impairment during the development period, prior to the start of its amortization. The Company performs the impairment test on the smallest group of assets to which it belongs for which there are separately identifiable cash flows: its cash-generating units (“CGU’s”). Where the carrying value of an asset exceeds its recoverable amount (i.e. the higher of value in use and fair value less costs to sell), the asset is written down accordingly. The Company is a one product line company and the capitalized development expenses are only related to this product (Genio System).The Company determined that it has two cash generating units, Genio system launched outside the United States and Genio system launched in the United States, for which a value in use analysis has been performed.

When performing the impairment test, management needs to make significant judgments, estimates and assumptions. The Company bases its impairment calculation on detailed budgets and forecast calculations generally covering a period of four years (since the Company is in an early commercial stage). For longer periods, a growth rate is calculated and applied to future cash flows projected. See note 8.

Share-based payments

The Company has equity-settled share-based payment plans in place. Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which is dependent on the terms and conditions of the option plan. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating the fair-value for share-based payment transactions are disclosed in note 17.

Finance agreement with the European Investment Bank (“EIB”)

The Company has entered in a finance agreement with the European Investment Bank (“EIB”). This agreement is a hybrid financial instrument consisting out of a host financial loan and 3 embedded derivatives (i.e. prepayment option, partial settlement option and synthetic warrants). The Synthetic Warrants as well as the partial settlement option derivatives are however considered to be closely related to each other and are considered as one embedded derivative to be valued hereafter named Synthetic Warrants jointly.

The prepayment option is accounted for at fair value through profit and loss. The fair value is determined by management using valuation techniques which are dependent on inputs such as credit ratings, probability of (a change in) the credit rating and discount rates.

Synthetic Warrants are valued on basis of a binomial tree model and accounted for at fair value through profit and loss. The fair value of the Synthetic Warrants, which are not traded in an active market, is determined by management using valuation techniques which are dependent on inputs such as share prices, share volume, discount rates and foreign currency exchange rates. The effective interest rate method considers the transaction cost of the loan as well as the initial fair value of the non-closely related embedded derivatives that are separated from the host financial instrument.

Convertible bond agreement

The Company entered into a bond subscription agreement with an international financial services firm for the issuance of convertible bonds for an aggregate maximum principal amount of up to €45 million. The financing consists of a first tranche of up to €22.5 million with an option to issue a second tranche of €22.5 million at the Company’s discretion.

The Bond Instrument is accounted for as a hybrid financial instrument containing a host financial liability with embedded derivatives that are closely related (Deferred amortized payment) and embedded derivatives that are not closely related (Bond conversion right, Amortization conversion right, Share settlement option and Advanced amortized payment). The entire hybrid contract is designated at fair value through profit and loss. The fair value of the hybrid contract is determined by management using valuation techniques which are dependent on inputs such as share prices, expected volatility and discount rates. The assumptions and models used for estimating the fair value of the convertible bonds are disclosed in note 18.3.

Provision for constructive obligations

The recognition of provisions under IAS 37 requires management to make significant judgments regarding the existence and measurement of constructive obligations. The Company has a constructive obligation related to the ongoing replenishment of certain consumable components, based on business practices and customer expectations. The provision is estimated based on expected future costs, historical usage of disposable patches, and anticipated reimbursement timelines. Given the evolving commercial and regulatory landscape, the estimate is subject to periodic reassessment and may be adjusted as new information becomes available. The warranty provision is assessed to be immaterial.

Revenue

Performance obligations are satisfied when control of the Genio system is transferred to the customer, either upon shipment or delivery, depending on contractual terms. The revenue related to the shipment or delivery of the Genio system implants is recognized at a point in time upon transfer of control. Replenishment of additional disposable patches, as well as certain patient-related components from the start of the commercialization in the United States, are supplied after the initial shipment. In such cases, a portion of the transaction price is allocated to these future deliveries based on the relative estimated standalone selling price, with revenue deferred and recognized at a point in time upon transfer of control at shipment or delivery, depending on contractual terms.

The contract liability included in the consolidated balance sheet is related to revenue attributed to the additional replenishment of disposable patches which is recognized when control of the patches is transferred to the customer or patient quarterly following the patient implants and the revenue attributed to the future deliveries of the patient-related components in the United States.

Expected credit loss

The Company applies the simplified approach under IFRS 9 in measuring expected credit losses on contract assets. Under this approach, a lifetime expected credit loss allowance is recognized for all contract assets.

Expected credit losses are measured using a provision matrix based on the ageing of contract assets. The provision rates are determined based on historical collection experience, adjusted for forward-looking information where relevant, and specific customer-related facts and circumstances. Older balances are subject to higher provision rates, and contract assets are fully provided for when there is no reasonable expectation of recovery.

The expected credit loss allowance is reassessed at each reporting date and updated as necessary to reflect changes in collection patterns, known credit risks and available forward-looking information.